Other receivables	12 Months Ended
Dec. 31, 2021
Other Receivables
Other receivables

8.	Other receivables

	2021	2020

Accounts receivable from insurers	5	14
Receivable from sale of subsidiaries (note 8.2)	79	78
Lease receivables	179	208
Accounts receivable - Via Varejo (*)	298	266
Receivables from sale of property and equipment (**)	148	291
Other	158	190
Allowance for doubtful accounts on other receivables (note 8.1)	(15)	(11)
	852	1,036

Current	294	365
Non-current	558	671
(*)	As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$298 includes R$231 corresponding to GPA's right to receive from Via Varejo the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex, after the unappeasable court decision, related to the period from 2007 to 2010 (note 21.7)
(**)	Amount comprised mainly of a land purchase and sale agreement on September 29, 2018 for the amount of R$200, the sale of which was not recognized under IFRS 15 due to the contractual characteristics of long-term payment and transfer of legal title at a future date to be defined by the buyer. In 2020, the Company transferred the deed (legal title), at the buyer's request, in accordance with the contract, of all land registrations and recognized a gain of R$174 as Other operating expenses, net in the Statement of Income. The transaction resulted in the recognition of an amount receivable of R$200, for which the Company obtained a bank guarantee as a guarantee of receipt, with R$154 received in August 2021 and the remainder maturing in September 2023

8.1.	Allowance for doubtful accounts on other receivables

	2021	2020	2019

At the beginning of the year	(11)	(15)	(16)
Allowance booked for the year	(4)	-	-
Write-off of other receivables	-	2	5
Deconsolidation Sendas	-	2	(4)
At the end of the year	(15)	(11)	(15)

8.2.	Receivables from the sale of subsidiaries

Receivables related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the execution of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January, 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI.